Stock-based Compensation - Summary of Stock Options Activity (Detail) - $ / shares		3 Months Ended		12 Months Ended
	Aug. 25, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Shares, Outstanding beginning balance		3,596,444	3,369,144	3,369,144	2,822,796
Shares, Granted		68,628	0	227,300	546,348
Shares, Exercised	13,301			0	0
Shares, Forfeited				0	0
Shares, Cancelled				0	0
Shares, Outstanding ending balance				3,596,444	3,369,144	2,822,796
Weighted- Average Exercise Price Per Share, Beginning Balance		$ 2.27	$ 1.75	$ 1.75	$ 1.01
Shares, Exercisable				3,274,444
Weighted- Average Exercise Price Per Share, Granted				$ 10.00	5.57
Shares, Vested and expected to vest				3,596,444
Weighted- Average Exercise Price Per Share, Ending Balance				$ 2.27	$ 1.75	$ 1.01
Weighted- Average Exercise Price Per Share, Exercisable				1.68
Weighted- Average Exercise Price Per Share, Vested or expected to vest				$ 2.27
Weighted- Average Remaining Contractual Term, Granted (In Years)				6 years 11 months 23 days	5 years 7 months 24 days
Weighted- Average Remaining Contractual Term (In Years)				7 years 8 months 23 days	7 years 9 months 10 days	8 years 2 months 8 days
Weighted- Average Remaining Contractual Term, Exercisable (In Years)				7 years 10 months 2 days
Weighted- Average Remaining Contractual Term, Vested or expected to vest (In Years)				7 years 8 months 23 days